Financial instruments (Tables)	3 Months Ended
Nov. 30, 2025
Notes and other explanatory information [abstract]
Schedule of financial instruments

	November 30, 2025	August 31, 2025
Financial Assets
Measured at amortized cost
Amounts receivable	$7,736	$3,818
Measured at fair value through profit or loss
Cash	9,162	7,770

	November 30, 2025	August 31, 2025
Financial Liabilities
Measured at amortized cost
Amounts payables and accrued liabilities	15,194	18,164
Borrowings	1,329	-
Measured at fair value through profit or loss
Derivative financial instrument liabilities	8,011	1,011